FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
					 Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
					 Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    09/30/16





























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2016

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------

COMMON STOCKS ? 98.51%

Petroleum Refining-11.05%
   Valero Energy Corp                       23,089          1,223,717
   Holly Frontier Corp                      47,074          1,153,313
   Tesoro Petroleum Corp                    10,276            817,559
					  --------
                                                            3,194,589
Semi Conductors and Related Devices-4.61%
   Intel Corp			35,281          1,331,858

Telephone Communications, Except
Radiotelephone-4.97%
   Verizon                                  27,638          1,436,623

Computer and Office Equipment-11.02%
   Hewlett Packard                          59,853            929,517
   Hewlett Packard Enterprise               59,853          1,361,656
   IBM                                       5,637            895,537
					   --------
                                                            3,186,710

Electric Services-3.41%
   Entergy Corp			  12,867            987,285

Construction Machinery and Equipment-6.28%
   Caterpillar Inc.		 20,469		1,817,033

National Commercial Banks-8.73
   Bank of America                         115,853          1,813,099
   Wells Fargo                              16,032            709,897
                                                             --------
                                                            2,522,996

Engines & Turbines-4.79%
   Cummings Inc.                            10,805          1,384,661

Crude Petroleum and Natural Gas-17.85%
   Occidental Petroleum Corp                13,842          1,009,359
   Chevron Corp			  14,646          1,507,366
   ConocoPhillips                           29,370          1,276,714
   Murphy Oil Corp                          45,018          1,368,547
                                                             --------
                                                            5,161,986

- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
SEPTEMBER 30, 2016

DESCRIPTION                      SHARES      MARKET VALUE
-----------                                 ------      ------------

Electronic and other Electrical Equipment-2.99%
   Emerson Electric                         15,873            865,237

Variety Stores-7.43%
   WalMart                                  18,917          1,364,294
   Target                                   11,428            784,875
                                                             --------
                                                            2,149,169

Telephone Communications-4.21%
   AT&T                                     29,991          1,217,935

Electronic Computers-4.58%
   Apple                                    11,726          1,325,624

Retail-Family Clothing Stores-3.78%
   Gap Inc.                                49,180           1,093,763

Department Stores-2.80%
   Macy?s                                  21,858             809,839

   Total common stocks (cost $23,588,730)               $  28,485,208
					  --------























STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
SEPTEMBER 30, 2016



                                              SHARES      FAIR VALUE
SHORT-TERM INVESTMENTS ? 1.47%                ------        --------
   Schwab Money Market Fund
              -current interest at 0.00%     424,776     $   424,776
                                                            --------

   Total short-term investments (cost $   424,776)           424,776
                                                            --------

Total investment securities ? 99.98% (cost $24,013,506)   28,909,984

Other assets less liabilities ? 0.02%                          5,975
                                                            --------

Net assets - 100.00%                                   $  28,915,959
                                                        ============





The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.








Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2016:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $28,909,984          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $28,909,984          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.




























THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the nine months ended September 30, 2016 were $8,090,238 and $7,969,297, respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $4,896,478, of which $5,579,529 related to unrealized appreciation of securities and ($683,050) related to unrealized depreciation of securities. The cost of investments at September 30, 2016 for Federal Income tax purposes was $28,485,208, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.





















Item 3.  Exhibits


Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                       -------------------------
                                                    Laura S. Adams
                                                    President

Date:  10/24/2016






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                      -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/24/2016